                              MFS CASH RESERVE FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                              MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                          MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                         MFS ALABAMA MUNICIPAL BOND FUND
                             MFS CAPITAL GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                          MASSACHUSETTS INVESTORS TRUST
                         MFS FLORIDA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                         MFS GEORGIA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                      MFS MASSACHUSETTS MUNICIPAL BOND FUND
                              MFS WORLD EQUITY FUND
                       MFS MISSISSIPPI MUNICIPAL BOND FUND
                           MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                  MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                            MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                        MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                      MFS WEST VIRGINIA MUNICIPAL BOND FUND
                            MFS STRATEGIC INCOME FUND
                       MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                             MFS MUNICIPAL BOND FUND
                              MFS WORLD GROWTH FUND
                            MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                                MFS RESEARCH FUND
               MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                         MFS WORLD ASSET ALLOCATION FUND
                              MFS MONEY MARKET FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                       MFS RESEARCH GROWTH AND INCOME FUND
                            MFS STRATEGIC GROWTH FUND


                      SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.

1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.

2. CHANGES  TO  SALES  CHARGE  WAIVER   CATEGORIES.   Appendix  A  to  the
Prospectus, which describes waivers of sales charges, is amended as follows:

        Wrap Account and Fund "Supermarket" Investments. The waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

             2. Wrap Account and Fund "Supermarket" Investments Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

                 The date of this Supplement is August 8, 1997.